Document and Entity Information	Oct. 28, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001828673
Document Type	8-K
Document Period End Date	Oct. 28, 2021
Entity Registrant Name	HCW BIOLOGICS INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40591
Entity Tax Identification Number	82-5024477
Entity Address, Address Line One	2929 N. Commerce Parkway
Entity Address, City or Town	Miramar
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33025
City Area Code	(954)
Local Phone Number	842-2024
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Security 12b Title	Common Stock
Trading Symbol	HCWB
Security Exchange Name	NASDAQ